Statement of Cash flows (Details 1) - Income And Expenses From Operating Activities [Member] - KRW (₩) ₩ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Other non-current non-financial assets	₩ (118,649)	₩ 698,657
Other current non-financial assets	578,126	54,560	(2,708,583)
Accounts receivable — trade, net	4,989,162	(2,665,062)	7,951,197
Accounts receivable — other, net	939,918	(346,964)	(303,948)
Trade and other payables	(8,056,159)	(447,975)	(19,972,438)
Inventories, net	(727,447)	(1,971,804)	3,329,293
Contract liabilities	646,601
Value added tax receivables	9,462	145,204	1,965,135
Value added tax payables	(20,715)
Other current liabilities	128,352	593,949	299,334
Other non-current financial assets	100,000
Liabilities due to payment of benefits	(316,267)	(496,920)	(658,367)
Contract assets	643,945
Long-term investment securities	(2,449,482)
Payments for Investments in associates	(66,000)
Proceeds from Investments in associates	47,892
Other current provisions	(17,170)
Other non-current liabilities	1,397,592
Total	₩ (2,290,839)	₩ (4,436,355)	₩ (10,098,377)